Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Deferred income tax assets
Deferred income tax liabilities	(751)	(659)
Net deferred income tax liabilities	$ (751)	$ (659)